Consolidated Statements of Stockholders' Equity (USD $)	Total	Total Equity Attributable To Oneida Financial Corp.	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income(Loss)	Treasury Stock	Unearned Employee Stock Ownership Plan	Noncontrolling Interest
Balance at Dec. 31, 2009	$ 59,116,173	$ 56,557,173	$ 83,225	$ 19,481,956	$ 44,024,272	$ (3,960,866)	$ (3,071,414)		$ 2,559,000
Balance (in shares) at Dec. 31, 2009			8,322,452
Increase (Decrease) in Stockholders' Equity
Net income	4,018,126	3,760,688			3,760,688				257,438
Distributions to non-controlling interest	(257,438)								(257,438)
Other comprehensive income (loss), net of tax	(2,237,373)	(2,237,373)				(2,237,373)
Shares earned under stock plans	185,598	185,598		185,598
Tax benefit from stock plans	9,165	9,165		9,165
Common stock cash dividends: $.42, $.48 and $.48 per share for the period December 31, 2010, 2011 and 2012 respectively	(2,968,461)	(2,968,461)			(2,968,461)
Increase in noncontrolling interest	500								500
Treasury stock purchased	(155,877)	(155,877)					(155,877)
Treasury stock reissued	170,035	170,035		(888)			170,923
Proceeds of common stock offering and conversion of existing shares, net of expenses	27,737,108	27,737,108	(6,880)	29,003,988				(1,260,000)
Proceeds of common stock offering and conversion of existing shares, net of expenses (in shares)			(688,001)
Retirement of 469,657 treasury stock			(4,697)	(3,031,881)			3,036,578
Retirement of treasury stock (in shares)	(469,657)		(469,657)
Allocation of ESOP shares	302,739	302,739		(11,437)				314,176
Balance at Dec. 31, 2010	85,920,295	83,360,795	71,648	45,636,501	44,816,499	(6,198,239)	(19,790)	(945,824)	2,559,500
Balance (in shares) at Dec. 31, 2010			7,164,794
Increase (Decrease) in Stockholders' Equity
Net income	5,921,219	5,729,281			5,729,281				191,938
Distributions to non-controlling interest	(191,938)								(191,938)
Other comprehensive income (loss), net of tax	4,076,001	4,076,001				4,076,001
Tax benefit from stock plans	(4,424)	(4,424)		(4,424)
Common stock cash dividends: $.42, $.48 and $.48 per share for the period December 31, 2010, 2011 and 2012 respectively	(3,335,222)	(3,335,222)			(3,335,222)
Redemption of noncontrolling interest	(2,500,500)								(2,500,500)
Stock repurchased and retired	(2,267,285)	(2,267,285)	(2,492)	(2,264,793)
Stock repurchased and retired (in shares)			(249,224)
Allocation of ESOP shares	343,042	343,042		28,866				314,176
Balance at Dec. 31, 2011	87,961,188	87,902,188	69,156	43,396,150	47,210,558	(2,122,238)	(19,790)	(631,648)	59,000
Balance (in shares) at Dec. 31, 2011			6,915,570
Increase (Decrease) in Stockholders' Equity
Net income	5,766,318	5,760,418			5,760,418				5,900
Distributions to non-controlling interest	(5,900)								(5,900)
Other comprehensive income (loss), net of tax	3,032,832	3,032,832				3,032,832
Shares earned under stock plans	264,462	264,462		264,462
Tax benefit from stock plans	5,831	5,831		5,831
Common stock cash dividends: $.42, $.48 and $.48 per share for the period December 31, 2010, 2011 and 2012 respectively	(3,295,140)	(3,295,140)			(3,295,140)
Stock repurchased and retired	(1,039,703)	(1,039,703)	(1,060)	(1,058,433)			19,790
Stock repurchased and retired (in shares)			(105,974)
Shares issued under stock plans			2,150	(2,150)
Shares issued under stock plans (in shares)			215,000
Allocation of ESOP shares	350,113	350,113		78,185				271,928
Balance at Dec. 31, 2012	$ 93,040,001	$ 92,981,001	$ 70,246	$ 42,684,045	$ 49,675,836	$ 910,594		$ (359,720)	$ 59,000
Balance (in shares) at Dec. 31, 2012			7,024,596